Property and Equipment, Net (Details Narrative) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Depreciation expense	$ 31,185	$ 14,200	$ 65,547	$ 25,637	$ 128,400	$ 11,724
Office Furniture [Member]
Disposition of assets			28,133
Electronics Equipment [Member]
Disposition of assets			233,471
Leasehold Improvement [Member]
Disposition of assets			$ 233,471